Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 371	$ 14,419,437	$ (20,796,066)	$ (6,376,258)
Beginning balance, shares at Dec. 31, 2019	370,497
Stock Issued to Directors	$ 16	57,484		57,500
Stock Issued to Directors, Shares	16,429
Stock Option Compensation		58,770		58,770
Stock Issued	$ 955	3,819,045		3,820,000
Stock Issued, shares	955,000
Stock Issued for Convertible Notes	$ 1,469	5,728,566		5,730,035
Stock Issued for Convertible Notes, shares	1,468,939
Equity Issuance Costs		(307,867)		(307,867)
Note Offer Warrants		372,053		372,053
Net income (Loss)			(2,200,201)	(2,200,201)
Ending balance, value at Dec. 31, 2020	$ 2,811	24,147,488	(22,996,267)	1,154,032
Ending balance, shares at Dec. 31, 2020	2,810,865
Stock Issued to Directors	$ 12	57,488		57,500
Stock Issued to Directors, Shares	12,207
Stock Option Compensation		23,098		23,098
Net income (Loss)			842,772	842,772
Ending balance, value at Mar. 31, 2021	$ 2,823	24,228,074	(22,153,495)	2,077,402
Ending balance, shares at Mar. 31, 2021	2,823,072
Beginning balance, value at Dec. 31, 2020	$ 2,811	24,147,488	(22,996,267)	1,154,032
Beginning balance, shares at Dec. 31, 2020	2,810,865
Stock Issued to Directors	$ 12	57,488		57,500
Stock Issued to Directors, Shares	12,207
Stock Option Compensation		92,253		92,253
Net income (Loss)			1,357,951	1,357,951
Ending balance, value at Dec. 31, 2021	$ 2,823	24,297,229	(21,638,316)	2,661,736
Ending balance, shares at Dec. 31, 2021	2,823,072
Stock Issued to Directors	$ 8	57,492		57,500
Stock Issued to Directors, Shares	8,097
Stock Option Compensation		22,960		22,960
Net income (Loss)			(20,126)	(20,126)
Ending balance, value at Mar. 31, 2022	$ 2,831	$ 24,377,681	$ (21,658,442)	$ 2,722,070
Ending balance, shares at Mar. 31, 2022	2,831,169